DERIVATIVE FINANCIAL INSTRUMENTS - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Derivative assets
Gross Amounts	$ 1,997	$ 1,002
Derivative financial instruments	1,997	1,002
Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset	1,997	1,002
Derivative liabilities
Gross Amounts	2,971	1,962
Derivative financial instruments	2,971	1,962
Gross Amounts Not Offset in the Combined Balance Sheet, but Have Rights to Offset	$ 2,971	$ 1,962